Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 5,532,000	$ 7,461,000	$ 3,929,000
Accounts receivable, net	5,369,000	3,541,000	3,428,000
Inventory	409,000	70,000	0
Prepaid expenses	495,000	477,000	329,000
Total current assets	11,805,000	11,549,000	7,686,000
Property and Equipment:
Leasehold improvements, furniture and equipment	2,566,000	1,922,000	1,516,000
Less: accumulated depreciation	1,117,000	769,000	403,000
Total property and equipment	1,449,000	1,153,000	1,113,000
Other Assets:
Trademarks and other intangibles, net	69,692,000	45,308,000	45,835,000
Goodwill	12,371,000	12,371,000	12,371,000
Deferred finance costs, net	381,000	199,000	450,000
Other assets	289,000	344,000	349,000
Total other assets	82,733,000	58,222,000	59,005,000
Total Assets	95,987,000	70,924,000	67,804,000
Current Liabilities:
Accounts payable and accrued expenses	2,892,000	1,289,000	1,421,000
Deferred revenue	422,000	491,000	221,000
Other current liabilities	2,277,000	66,000	144,000
Current portion of long-term debt	2,500,000	565,000	1,350,000
Total current liabilities	8,091,000	2,411,000	3,136,000
Long-Term Liabilities:
Long-term debt, less current portion	38,652,000	24,161,000	29,046,000
Deferred tax liabilities	7,678,000	8,918,000	10,177,000
Deferred revenue, net of short-term portion		0	480,000
Other long-term liabilities	120,000	57,000
Total long-term liabilities	46,450,000	33,136,000	39,703,000
Total Liabilities	54,541,000	35,547,000	42,839,000
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $.001 par value, 25,000,000 shares authorized, 11,999,454 and 10,005,509 issued and outstanding at September 30, 2014 and December 31, 2013 and December 31, 2012, respectively	12,000	10,000	7,000
Paid-in capital	37,390,000	30,843,000	21,966,000
Retained earnings	4,044,000	4,524,000	2,992,000
Total stockholders' equity	41,446,000	35,377,000	24,965,000
Total Liabilities and Stockholders' Equity	$ 95,987,000	$ 70,924,000	$ 67,804,000